Share-based Payments - Summary of Details of Share-based Payments (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
17th grant [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per option		₩ 30,205
Total compensation costs		₩ 5,558
18th grant [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per option	₩ 38,484
Total compensation costs	₩ 6,883